Cash and cash equivalents and financial investments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 110	$ 222
Total short-term financial investments	6,373	6,249
Total cash and cash equivalents	6,483	6,471	$ 6,996	$ 3,271
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,322	1,389
Other Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	4,051	4,860
Brazilian Interbank Deposit Rate Investment Funds And Repurchase Agreements [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	1,997	1,178
Bank Deposit Certificates [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	178	72
Other Investment Funds [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	147	139
Time Deposits [Member] | Other Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	1,516	3,315
Sweep Accounts And Interest Bearing Accounts [Member] | Other Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,483	1,498
Other Financial Investments [Member] | Other Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	$ 52	$ 47